Share-based compensation - Summary of Restricted Stock and Restricted Stock Unit, Activity (Detail) - Restricted Stock Units (RSUs) [Member] - ¥ / shares		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding balance		31,265,818	29,194,817	35,995,906
Granted		5,121,904	17,812,098	15,177,322
Vested		(10,575,870)	(9,466,806)	(11,276,824)
Forfeited		(4,133,306)	(6,274,291)	(10,701,587)
Outstanding balance		21,678,546	31,265,818	29,194,817
Expected to vest as of December 31, 2020,shares		18,454,254	25,950,949	24,487,867
Weighted average grant-date		¥ 40.07	¥ 54.42	¥ 59.72
Granted,Weighted average grant-date		59.37	31.01	39.31
Vested,Weighted average grant-date		48.59	55.93	55.66
Forfeited,Weighted average grant-date		43.59	60.27	51.52
Weighted average grant date fair value		¥ 40.45	¥ 40.07	¥ 54.42
2025 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding balance		0
Granted	28,506,786	34,496,154
Vested	(9,502,262)	(2,066)
Forfeited		(280,232)
Outstanding balance		34,213,856	0
Expected to vest as of December 31, 2020,shares		32,993,621
Weighted average grant-date		¥ 0
Granted,Weighted average grant-date		43.26
Vested,Weighted average grant-date		62.18
Forfeited,Weighted average grant-date		72.22
Weighted average grant date fair value		¥ 43.02	¥ 0